EQ ADVISORS TRUSTSM

SUPPLEMENT DATED JULY 2, 2020, TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2020, AS SUPPLEMENTED

This Supplement updates certain information contained in the Statement of Additional Information (“SAI”) dated May 1, 2020, as supplemented, of EQ Advisors Trust (the “Trust”). You should read this Supplement in conjunction with the SAI and retain it for future reference. You may obtain an additional copy of the SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download this document at the Trust’s website at www.equitable-funds.com.

The purpose of this Supplement is to correct certain information about a Sub-Adviser to the EQ/Large Cap Core Managed Volatility Portfolio and update the description of the Trust’s Portfolio Holdings Disclosure Policy.

Effective immediately, the section of the SAI entitled “Appendix B — EQ Advisors Trust — Portfolio Manager Information” is amended by deleting the table for GQG Partners LLC providing information about other accounts managed by the Portfolio Manager and replacing it with the following table:

GQG Partners LLC (“GQG” or “Sub-Adviser”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts managed by the portfolio manager and the total assets of the accounts managed within each category as of March 31, 2020						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets Millions	Number of Accounts	Total Assets Millions	Number of Accounts	Total Assets Millions	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
EQ/Large Cap Core Managed Volatility Portfolio
Rajiv Jain	6	$8,001	30	$13,365	21	$4,736	0	$0	0	$0	2	$3,142

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Effective immediately, the section of the SAI entitled “Portfolio Holdings Disclosure Policy” is hereby deleted and replaced with the following information:

The Trust has adopted a Portfolio Holdings Disclosure Policy (the “Policy”) to govern the disclosure of the portfolio holdings of each series of the Trust (each, a “Portfolio” and together, the “Portfolios”). It is the policy of the Trust to protect the confidentiality of material, non-public information about a Portfolio’s portfolio holdings and to prevent the selective disclosure of such information.

Each Portfolio will publicly disclose its holdings in accordance with regulatory requirements in filings with the SEC, including (i) the annual and semi-annual reports to shareholders which are transmitted to shareholders within 60 days after the end of each fiscal year and fiscal half-year, respectively, for which the reports are made, and filed with the SEC on Form N-CSR within ten days after the reports are transmitted to shareholders; (ii) monthly portfolio holdings reports on Form N-PORT which are filed with the SEC within 60 days after the end of each fiscal quarter (a Portfolio’s complete portfolio holdings as of its first and third fiscal quarter ends are made publicly available 60 days after the end of each quarter); and (iii) for EQ/Money Market Portfolio, monthly schedules of portfolio holdings on Form N-MFP, which are filed with the SEC within five business days after month end. Reports on Forms N-CSR, N-PORT and N-MFP are available on the SEC’s website at http://www.sec.gov. The Trust’s annual and semi-annual reports to shareholders are also available without charge on the Trust’s website at www.equitable-funds.com.

The Trust generally makes publicly available on its website (www.equitable-funds.com) portfolio holdings information for each Portfolio as follows:

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All Portfolios: Each Portfolio will disclose its top portfolio holdings (typically, the Portfolio’s top fifteen (15) holdings) on a quarterly basis. Copies of such information are also available upon request to the Trust. Except as noted below, all such information generally is released with a 30-day lag time, meaning the top fifteen (15) portfolio holdings information as of the end of the quarter generally is not released until the 30th day following such quarter-end.

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Fund-of-funds Portfolios: Each fund-of-funds Portfolio that invests in affiliated funds will disclose the Portfolio’s complete portfolio holdings information on a monthly basis. Copies of such information are also available upon request to the Trust. Except as noted below, all such information generally is released with a 30-day lag time, meaning the portfolio holdings information as of the end of the month generally is not released until the 30th day following such month-end.

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EQ/Money Market Portfolio: In accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, for a period of not less than six months, beginning no later than the fifth business day of the month, the Portfolio will disclose complete portfolio holdings information as of the last business day or subsequent calendar day of the preceding month. A copy of such information is also available upon request to the Trust.

The Trust, through the Adviser, may provide non-public portfolio holdings information to certain third parties prior to the release of such information to the public as described herein. Subject to the limitations described in this Policy, the Trust may provide non-public portfolio holdings information upon request provided that such information is released with a 30-day lag time. In addition, the Adviser currently has ongoing arrangements with the Trust’s Administrator (which is also the Adviser), Sub-Administrator and Custodian (JPMorgan Chase Bank, N.A.), a provider of execution management services (Neovest, Inc.), certain third-party data services (Thomson Reuters Vestek, Bloomberg PLC), mutual fund evaluation services (Broadridge Financial Solutions, Inc. and Morningstar, Inc.) and consultants (Rocaton Investment Advisors, LLC). Each of these third parties receives portfolio holdings information at month end, with the exception of the Adviser, JPMorgan Chase Bank, N.A., Neovest, Inc. and Thomson Reuters Vestek, which receive such information daily. Third parties receiving non-public portfolio holdings information, either by explicit agreement or by virtue of their respective duties to the Trust, are subject to a duty to treat non-public portfolio holdings information confidentially and a duty not to trade on such information.

Current non-public portfolio holdings information also may be provided as frequently as daily as part of the legitimate business purposes of each Portfolio to service providers that have contracted to provide services to the Trust, and other organizations, which may include, but are not limited to: Equitable Financial Life Insurance Company; the Adviser; the Sub-Advisers; transition managers; the independent registered public accounting firm (PricewaterhouseCoopers LLP); the transfer agent; counsel to the Portfolios or the non-interested trustees of the Trust (K&L Gates LLP and Morgan, Lewis & Bockius LLP, respectively); regulatory authorities and courts; the Investment Company Institute; pricing services (Pricing Direct Inc., ICE Data Services, Investment Technology Group, Inc., Bank of America Merrill Lynch, Bloomberg L.P, Thomson Reuters Markets PLC, MarkIt Group Limited); peer analysis services; performance review services (eVestment Alliance); back office services (Sunguard Financial, The Bank of New York Mellon Corporation, FIS Global); research tool/quote system (Thomson Reuters); trade execution management and/or analysis (Elkins McSherry Inc., FX Transparency, LLC,); data consolidator (Electra); trade order management services (Investment Technology Group Inc., Macgregor XIP, Charles River); books and records vendor; GIPS auditor; marketing research services (Strategic Insight); portfolio analysis services (Barra TotalRisk System); commission tracking; accounting systems or services (Advent Software, Eagle Investment Systems Corp., Portia); transition management/brokerage services software vendors (CDS/Computer, The Abernathy MacGregor Group, OMGEO LLC, Radianz); analytic services or tools (Confluence Technologies, Inc., FactSet Research Systems Inc., Investment Technology Group, Inc., MSCI Inc., Citigroup Analytics, Inc., Wilshire Analytics/Axiom, Wilshire (Compass)); legal services (Financial Recovery Technologies); compliance services (TerraNua); corporate actions and trade confirmation (Brown Brothers Harriman & Co.); over the counter derivative products and portfolio holdings (State Street Bank and Trust Company); ratings agencies (Standard & Poor’s Financial Services LLC (a division of The McGraw-Hill Companies), Moody’s Investor Service, Inc.); index providers; consulting firms (Ernst & Young, ACA Compliance); data providers (InvestorForce); broker-dealers who provide execution or research services to the Portfolios; broker-dealers who provide quotations that are used in pricing; financial printers (Donnelley Financial Solutions); proxy voting services (Riskmetrics Group, Inc., Broadridge Financial Solutions, Inc., Glass Lewis & Co., Institutional Shareholder Services, Inc.); marketing services (Primelook, Inc.), 401k administrator (Hewitt Associates); tax services (Wolters Kluwer Financial Services, Deloitte, KPMG); and liquidity risk management services (State Street Bank and Trust Company, BlackRock, Inc.). The Sub-Advisers may contract with additional third parties to provide services to the Trust. The entities to which each Portfolio voluntarily provides portfolio holdings information, either by explicit agreement or by virtue of their respective duties to each Portfolio, are subject to a duty to treat non-public portfolio holdings information confidentially and a duty not to trade on such information.

In addition, as part of investment strategies for certain Portfolios that utilize managed volatility strategies (including through investments in other Portfolios) (the “Managed Volatility Portfolios”), the Trust has adopted strategies to seek to manage the volatility of returns for the Managed Volatility Portfolios while limiting the magnitude of potential portfolio losses (the “Volatility Management Strategies,” investments in furtherance of this strategy are referred to as “Volatility Management Investments”). In connection with the Volatility Management Strategy, the Adviser may at the request of an insurance company that utilizes a Managed Volatility Portfolio as an investment option for its variable annuity or variable life products (the “Insurance Companies”) provide certain analytical non-public information (but not actual portfolio holdings or specific trade information) regarding each Managed Volatility Portfolio’s Volatility Management Investments and other holdings to the Insurance Companies for use in managing their risk under certain guarantees provided under the variable contracts. This information may include information about aggregate long and short exposure and changes in aggregate exposure to types of securities or other instruments, which may be broken down by type of security (e.g., equities, debt, cash, etc.), sector, index (e.g., large-cap, mid-cap, small-cap or foreign securities), country, or other characteristics, and which reflect completed transactions in futures contracts or other derivatives that are part of the Volatility Management Investments. The information may be provided as frequently as reasonably requested by an Insurance Company, including on an intra-day basis, and there need not be any lag between the effective time of the analytical information and the disclosure to an Insurance Company. While information shall not be provided about specific holdings, trades or pending transactions, the Insurance Companies may be able to deduce information about prior trades from the analytical information that is provided. Under procedures approved by the Board, the analytical information shall be provided to the Insurance Companies solely for the limited purpose of helping the Insurance Companies in a hedging program they use for their own accounts to help manage their risks under the guarantees on the variable contracts, and only if each Insurance Company implements procedures that prohibit it and its employees, officers, agents and affiliates who receive such information from disclosing it or using it in any unauthorized fashion, including for personal trading or benefit. The procedures allow the analytical information to be provided under circumstances that are designed to ensure there is no harm to the Managed Volatility Portfolios or other Portfolios, but there is a risk that the Insurance Companies’ hedging programs may adversely affect securities prices and the performance of the Managed Volatility Portfolio or other Portfolios. The release of exposure information described in this paragraph shall be subject to the Trust’s “Portfolio Information Disclosure Procedures” and shall not be governed by this Policy.

On a case-by-case “need to know” basis, the Trust’s Chief Financial Officer or Vice President, subject to the approval of the Adviser’s Legal and Compliance Group and the Trust’s Chief Compliance Officer, may approve the disclosure of additional portfolio holdings information if such information is in the best interests of Portfolio shareholders. In all cases, the approval of the release of non-public portfolio holdings information by the Adviser’s Legal and Compliance Group must be based on a determination that such disclosure is in the best interests of the Portfolios and their shareholders, that there is a legitimate business purpose for such disclosure and that the party receiving such information is subject to a duty to treat the information confidentially and a duty not to trade on such information. The Trust does not disclose non-public portfolio holdings to the media. The receipt of compensation by a Portfolio, the Adviser, a Sub-Adviser or an affiliate as consideration for disclosing a Portfolio’s non-public portfolio holdings information is not deemed a legitimate business purpose. In addition to obtaining approval of Legal and Compliance prior to providing non-public portfolio holdings information under this paragraph, Adviser personnel shall include Legal and Compliance on the communication on such information (e.g., by “cc” on an email).

The Adviser is responsible for administering the release of portfolio holdings information with respect to the Portfolios. Until particular portfolio holdings information has been released to the public, and except with regard to the third parties described above, no such information may be provided to any party without the approval of the Adviser’s Legal and Compliance Group, which approval is subject to the conditions described above.

The Adviser’s Legal and Compliance Group and the Trust’s Chief Compliance Officer monitor and review any potential conflicts of interest between the Portfolios’ shareholders and the Adviser, distributor and their affiliates that may arise from the potential release of portfolio holdings information. The Trust’s Board has approved this Policy and determined that it is in the best interest of the Portfolios. The Board must also approve any material change to this Policy. The Board oversees implementation of this Policy and receives from the Trust’s Chief Compliance Officer quarterly reports regarding any violations of the Policy or exceptions to the Policy that were granted by the Adviser’s Legal and Compliance Group.